Organization and Description of Business - Initial Public Offering (Detail) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Initial Public Offering
Common stock, outstanding (in shares)	84,526,093	84,526,093	17,324,003	17,446,051
Common Class A
Initial Public Offering
Net proceeds received | $	$ 155.7
Common stock, outstanding (in shares)	11,647,711	11,647,711
Common Class A | IPO
Initial Public Offering
Shares sold (in shares)	11,500,000	11,500,000
Share price (in dollars per share) | $ / shares	$ 15.00	$ 15.00
Common Class A | Over-Allotment Option
Initial Public Offering
Shares sold (in shares)	1,500,000
Common Class B
Initial Public Offering
Shares upon automatic conversion (in shares)	54,508,441
Conversion ratio	1
Common stock, outstanding (in shares)	72,878,382	72,878,382
Common Class B | IPO
Initial Public Offering
Shares upon automatic conversion (in shares)		54,508,441